Organization and Basis of Presentation (Details)	1 Months Ended	6 Months Ended
	Jul. 20, 2017 $ / shares shares	Jun. 30, 2018	Feb. 28, 2018 shares
Organization and Basis of Presentation (Textual)
Conversation of stock, description		NeuroOne Medical Technologies Corporation, increased its authorized number of shares of common stock from 45,000,000 to 100,000,000, increased its authorized number of shares of preferred stock from 5,000,000 to 10,000,000 and reincorporated in Delaware.
Description of acquisition	(i) all outstanding shares of common stock of NeuroOne, par value $0.0001 per share (the "NeuroOne Shares"), were exchanged for shares of the Company's common stock, par value $0.001 per share (the "Company Shares"), based on the exchange ratio of 17.0103706 Company Shares for every one NeuroOne Share (the "Exchange Ratio"), resulting in the Company issuing, on July 20, 2017, an aggregate of 6,291,994 Company Shares for all of the then-outstanding NeuroOne Shares, (ii) all outstanding options of NeuroOne were replaced with options to purchase Company Shares based on the Exchange Ratio, with corresponding adjustments to their respective exercise prices, pursuant to which the Company reserved 992,265 Company Shares for issuance upon the exercise of options.
Par value of company's common stock issued in lieu of exchange | $ / shares	$ 0.001
Reserved for future issuance shares exercise of options			250,000
NeuroOne, Inc. [Member]
Organization and Basis of Presentation (Textual)
Common stock, ownership percentage	100.00%
Par value of company's common stock issued in lieu of exchange | $ / shares	$ 0.0001
Common shares exchange ratio	17.0103706
Aggregate shares issued of the then-outstanding NeuroOne shares	6,291,994
Reserved for future issuance shares exercise of options	992,265
Tendered for cancellation of shares	3,500,000